Long-term debt	12 Months Ended
Mar. 31, 2013
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2012 and March 31, 2013 was comprised of the following:

	As of March 31,
	2012	2013	2013
	(In millions)
Subordinated debt	Rs.111,056.5	Rs.171,867.5	US$	3,152.4
Others	67,310.1	123,352.2		2,262.5

Total	Rs.178,366.6	Rs.295,219.7	US$	5,414.9

The below table presents the balance of long term debt as of March 31, 2012 and March 31, 2013 and the related contractual rates and maturity dates:

	Years ended March 31,
	2012			2013
	Maturity / Call dates	Stated interest rates	Total	Maturity / Call dates	Stated interest rates	Total	Total
	(In Millions)
Subordinated debt
Lower Tier II
Fixed rate	2014 - 2022	5.90% to 10.70%	Rs.69,810.0	2014 - 2023	5.90% to 10.70%	Rs.130,280.0	US$	2,389.6
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%	34,159.0	2016 - 2021	8.70% to 10.85%	34,159.0		626.5
Variable rate	2016 - 2017	LIBOR+1.2	5,087.5	2016 - 2017	LIBOR+1.2	5,428.5		99.6
Perpetual debt	2016 - 2017	9.92%	2,000.0	2016 - 2017	9.92%	2,000.0		36.7
Others
Variable rate—(1)	2012 - 2015	1.41% to 2.30%	31,033.8	2013 - 2017	1.30% to 2.94%	49,586.9		909.5
Variable rate—(2)	2012 - 2019	10.50% to 10.85%	10,983.9	2014 - 2018	9.75 % to 11.10%	55,285.1		1,014.0
Fixed rate	2012 - 2019	8.00% to 11.50%	25,292.4	2014 - 2018	8.00% to 10.30%	18,480.2		339.0

Total			Rs.178,366.6			Rs.295,219.7	US$	5,414.9

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2013
	(In millions)
Due in the fiscal year ending March 31:
2014	Rs.	8,943.1	US$	164.0
2015		44,351.3		813.5
2016		34,129.9		626.0
2017		15,013.6		275.4
2018		41,224.3		756.1
Thereafter (1)		149,557.5		2,743.2

Total	Rs.	293,219.7	US$	5,378.2

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the year ended March 31, 2013, the Bank issued subordinated debt qualifying for Lower Tier II capital, under RBI regulatory guidelines, amounting to Rs. 60,470.0 million (previous year Rs. 36,500.0 million) and raised other long term debt Rs. 102,235.7 million (previous year Rs. 51,829.3 million).

As of March 31, 2012 and March 31, 2013, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 31,033.8 million and Rs.49,586.9 million, respectively, and functional currency borrowings aggregating to Rs. 36,276.3 million and Rs. 73,765.3 million, respectively.